REDEEMABLE CONVERTIBLE PREFERRED SHARES - Additional information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2021
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Initial conversion ratio			1				1
Liquidation preference amount per share as a percentage of issuance price (in percent)			100.00%				100.00%
Liquidation preference amount per share, Simple interest rate (in percent)			8.00%				8.00%
Total consideration for additional shares issuable upon failure to achieve SOP milestones | ¥				¥ 1
Fair value changes recycled to the consolidated and combined statements of comprehensive loss	$ 401	$ 1,559	$ 8,650		$ 893	$ (119)
WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Interest rate			3.00%				3.00%	3.00%
Carrying amount of notes derecognized upon exchange			$ 60,419
Fair value changes recycled to the consolidated and combined statements of comprehensive loss			$ 64
Series Pre-A Preferred Shares | WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Period of delay in achieving SOP Milestones, considered for issuance of additional number of preferred shares			6 months	6 months
Series Pre-A Preferred Shares | Pre-A Investor A
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Percentage of the then issued and outstanding shares of the Company immediately prior to issuance, considered for determination of nominal price of additional shares issuable (in percent)			0.50%				0.50%
Maximum percentage of shares then held by the investor, considered for issuance of additional shares			2.00%				2.00%
Series Pre-A Preferred Shares | Pre-A Investor A | WFOE Exchangeable Notes
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Initial investment amount of the investor considered for interest accrual from a specified date | ¥							¥ 150,000
Series A Preferred Shares Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Value of shares recognized upon exchange			$ 60,419